Fair Value Measurements - Tranche right liability (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2020
Tranche Right Liability [Roll Forward]
Balance	$ 15,821
Balance	$ 3,730
Change in fair value of tranche rights liability		$ 256
Series 3 Growth Tranche Rights
Tranche Right Liability [Roll Forward]
Settlement of Series 3 Growth tranche right liability		(54)
Tranche right liability
Tranche Right Liability [Roll Forward]
Balance		310
Change in fair value of tranche right liability immediately prior to tranche settlement		(256)
Change in fair value of tranche rights liability		$ 300